Goodwill and Intangible Assets, Net - Summary of Company's Intangible Assets (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible assets
Gross carrying amount	¥ 148,251,887	¥ 159,096,226
Accumulated amortization/deduction	(34,545,351)	(15,368,262)
Impairment	(3,120,425)	(8,128,194)
Net carrying amount	110,586,111	135,599,770
Trademarks
Intangible assets
Gross carrying amount	79,000,000	79,000,000
Accumulated amortization/deduction	(11,191,667)	(3,291,667)
Net carrying amount	¥ 67,808,333	¥ 75,708,333
Weighted average amortization period	10 years	10 years
Non-compete arrangements
Intangible assets
Gross carrying amount	¥ 56,000,000	¥ 56,000,000
Accumulated amortization/deduction	(13,222,222)	(3,888,889)
Net carrying amount	¥ 42,777,778	¥ 52,111,111
Weighted average amortization period	6 years	6 years
Order backlogs
Intangible assets
Gross carrying amount	¥ 4,000,000	¥ 4,000,000
Accumulated amortization/deduction	¥ (4,000,000)	(1,190,476)
Net carrying amount		¥ 2,809,524
Weighted average amortization period	1 year 4 months 24 days	1 year 4 months 24 days
Education assessment caseware
Intangible assets
Gross carrying amount	¥ 9,251,887	¥ 9,251,887
Accumulated amortization/deduction	(6,131,462)	(4,281,085)
Impairment	¥ (3,120,425)
Net carrying amount		¥ 4,970,802
Weighted average amortization period	5 years	5 years
Software platform of Project Shuang Chuang
Intangible assets
Gross carrying amount		¥ 10,844,339
Accumulated amortization/deduction		(2,716,145)
Impairment		¥ (8,128,194)
Weighted average amortization period		5 years